Selling and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 4,282,435	$ 7,592,934	$ 2,863,734
Total	478,753	120,984	93,431
Selling And Marketing Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Offline marketing expenses	49,354	71,571	48,272
Staff costs	429,399	49,413	38,252
Growth marketing expenses			6,907
Total	$ 478,753	$ 120,984	$ 93,431